Share-Based Payments - Schedule of lists the Inputs (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share Options Granted [Member]
Schedule of lists the Inputs [Line Items]
Dividend yield
Risk-free interest rate	3.94%
Exit rate	25.00%
Exercise multiples	220.00%
Expected volatilities	63.00%
Expected life of options (years)	9 years
Fair value of underlying Ordinary Share (US$ per share) (in Dollars per share)	$ 1.03
Fair value of the RSU [Member] | Bottom of range [member]
Schedule of lists the Inputs [Line Items]
Risk-free interest rate		3.49%
Expected volatilities		60.00%
Fair value of underlying Ordinary Share (US$ per share) (in Dollars per share)		$ 0.43
Fair value of the RSU [Member] | Top of range [member]
Schedule of lists the Inputs [Line Items]
Risk-free interest rate		3.87%
Expected volatilities		62.00%
Fair value of underlying Ordinary Share (US$ per share) (in Dollars per share)		$ 1.82
2022 Share Options Granted [Member]
Schedule of lists the Inputs [Line Items]
Exit rate		25.00%
Expected life of options (years)		10 years
2022 Share Options Granted [Member] | Bottom of range [member]
Schedule of lists the Inputs [Line Items]
Exercise multiples		220.00%
2022 Share Options Granted [Member] | Top of range [member]
Schedule of lists the Inputs [Line Items]
Exercise multiples		280.00%